Share Capital and Reserves (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 21, 2021	Sep. 30, 2022	Dec. 31, 2021	Jan. 21, 2023
Share Capital and Reserves (Details) [Line Items]
Common stock, shares issued	14,357
Issued share capital description		i)Issued 291,667 units at a price of $24.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction. ii)Issued 11,441 shares, which were converted from Versus Holdco shares. iii)Issued 39,375 shares at a price of $22.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment. iv)Issued 4,196 shares related to the Xcite acquisition and the vesting of key employee shares. v)Issued 276,334 units at a price of $7.80 per unit for total proceeds of $2,155,195. The offering consisted of 140,000 common shares and 136,334 pre-funded warrants.	i)Issued 100,461 units at a price of $101.40 per unit in connection with the acquisition of Xcite. ii)issued, 98,134 units at a price of $112.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $112.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $112.50 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction. iii)issued, 103,559 common shares pursuant to exercise of 95,689 warrants and 7,870 stock options for total proceeds of $6,735,254. iv)issued, 14,357 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest. v)Issued 1,954 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees).
Common shares issued and outstanding percentage		10.00%
Option vesting period		10 years
Share-based compensation (in Dollars)		$ 1,403,132
Share purchase warrants description		i)Completed a public offering on February 28, 2022, and issued 291,666 units at a price of $24.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. ii)Issued 39,375 units on March 24, 2022, at a price of $22.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. iii)Issued 414,500 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $7.80 per share in an offer to an investor.
Public offering issued	98,134
Public offering price per share (in Dollars per share)	$ 112.5
Total proceeds (in Dollars)	$ 11,040,000
Warrants issued	196,267
Warrants price per share (in Dollars per share)	$ 112.5
Debt and accrued interest (in Dollars)	$ 1,615,058
Class A share [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock, shares issued		338
A Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Warrants issued	14,357
B Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Warrants issued	14,357
A and B Warrants [Member] | Subsequent Event [Member]
Share Capital and Reserves (Details) [Line Items]
Warrants price per share (in Dollars per share)				$ 112.5
Stock Options [Member]
Share Capital and Reserves (Details) [Line Items]
Stocks option granted		104,517	64,015
Share-based compensation (in Dollars)		$ 1,255,588	$ 2,145,928